Long-Term Debt and Other Financial Liabilities, First JDH Loan (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 04, 2016 USD ($)
Loan Agreement [Abstract]
Repayment of long-term debt			$ 132,058	$ 52,514	$ 17,598
First JDH Loan [Member]
Loan Agreement [Abstract]
Borrowing capacity							$ 12,800
Number of bullet payments | Payment			1
Accrued and unpaid interest			$ 630			$ 159
Interest rate		0.00%	1.00%
Repayment of long-term debt	$ 5,900
Unamortized debt discounts written off	$ 111
First JDH Loan [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate			3 months
Margin on variable rate			8.50%